Other Income Items	12 Months Ended
Dec. 31, 2018
Other Income Items
Other Income Items

3.	OTHER INCOME ITEMS

(a)	Non-Refundable Early Option Price Installment (“Early Option Price Installment”)

In December 2017, the Group and First Quantum Minerals Ltd. (“First Quantum”) (the “parties”) entered into a framework agreement which contemplated that an affiliate of First Quantum would execute an option agreement to earn a 50% interest in the Pebble Partnership. The Group received an early option price installment payment of US$37,500 ($48,751) in December 2017, which was to be applied solely for progressing with permitting of the Pebble Project.

In May 2018, the framework agreement was terminated, as the parties were unable to reach an agreement on the option and partnership transaction as contemplated therein. The Group as a result has recognized the early option price installment as income in loss (income) for the year.

(b)	Sale of Royalty

During the year ended December 31, 2018, the Group completed the sale of a net proceeds interest royalty held by the Group on a non-core property, and which was carried at a nominal value, to a third party for proceeds net of withholding taxes of US$24 ($31). Pursuant to the transaction, the Group received accrued and outstanding royalty income of US$477 ($617).